Property, plant and equipment, net (Details) In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2014 Buildings USD ($)	Mar. 31, 2014 Buildings CNY	Mar. 31, 2013 Buildings CNY	Mar. 31, 2014 Leasehold Improvements USD ($)	Mar. 31, 2014 Leasehold Improvements CNY	Mar. 31, 2013 Leasehold Improvements CNY	Mar. 31, 2014 Machineries USD ($)	Mar. 31, 2014 Machineries CNY	Mar. 31, 2013 Machineries CNY	Mar. 31, 2014 Motor Vehicles USD ($)	Mar. 31, 2014 Motor Vehicles CNY	Mar. 31, 2013 Motor Vehicles CNY	Mar. 31, 2014 Furniture, Fixtures and Office Equipment USD ($)	Mar. 31, 2014 Furniture, Fixtures and Office Equipment CNY	Mar. 31, 2013 Furniture, Fixtures and Office Equipment CNY	Mar. 31, 2014 Construction-in-Progress USD ($)	Mar. 31, 2014 Construction-in-Progress CNY	Mar. 31, 2013 Construction-in-Progress CNY
Property, Plant and Equipment
Property, plant and equipment	$ 124,161	771,828	582,024	$ 93,064	578,513	187,529	$ 2,391	14,864	44,264	$ 19,054	118,449	105,899	$ 2,394	14,885	11,087	$ 5,700	35,433	27,588	$ 1,558	9,684	205,657
Less: Accumulated depreciation	(23,357)	(145,196)	(113,752)
Total property, plant and equipment, net	$ 100,804	626,632	468,272